PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Net Periodic Other Post-Employment Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Past service cost - Plan amendments	$ 0	$ 15	$ 0
Total	435	478	555
Other post-employment benefits and other long-term employee benefits (OPEB)
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	80	85	100
Past service cost - Plan amendments		(13)	4
Past service cost - Curtailments		(2)
Net interest cost/(income) on net DB liability/(asset)	143	138	204
Actuarial (gains)/losses recognized during the year	8	7	2
Total	231	215	310
United States | Other post-employment benefits and other long-term employee benefits (OPEB)
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	40	49	58
Past service cost - Plan amendments		(10)	0
Past service cost - Curtailments		0
Net interest cost/(income) on net DB liability/(asset)	104	103	159
Actuarial (gains)/losses recognized during the year	0	0	0
Total	144	142	217
Canada | Other post-employment benefits and other long-term employee benefits (OPEB)
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	9	10	9
Past service cost - Plan amendments		(1)	1
Past service cost - Curtailments		0
Net interest cost/(income) on net DB liability/(asset)	22	21	23
Actuarial (gains)/losses recognized during the year	0	0	0
Total	31	30	33
Europe | Other post-employment benefits and other long-term employee benefits (OPEB)
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	28	25	26
Past service cost - Plan amendments		(2)	2
Past service cost - Curtailments		(2)
Net interest cost/(income) on net DB liability/(asset)	11	12	11
Actuarial (gains)/losses recognized during the year	8	7	2
Total	47	40	41
Other | Other post-employment benefits and other long-term employee benefits (OPEB)
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	3	1	7
Past service cost - Plan amendments		0	1
Past service cost - Curtailments		0
Net interest cost/(income) on net DB liability/(asset)	6	2	11
Actuarial (gains)/losses recognized during the year	0	0	0
Total	$ 9	$ 3	$ 19